Balance Sheet Details (Tables)	3 Months Ended
Mar. 31, 2024
Offsetting [Abstract]
Schedule of Prepaid Expense and Other Current Assets
Prepaid expenses and other current assets consisted of the following as of March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Prepaid insurance	$910,208	$9,808
Prepaid licenses and subscriptions	99,493	8,536
Other	185,588	196,635

Total	$1,195,289	$214,979

Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following as of March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Accrued legal	$2,065,739	$24,729
Accrued excise taxes	202,341	—
Accrued advisory fee	100,000	—
Other	445,182	344,922

Total	$2,813,262	$369,651